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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2003

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        January 8, 2004  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            42
                                              --------------

Form 13F Information Table Value Total:         $738,339
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                             TITLE            FAIR                                 INVESTMENT D  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF     CUSIP   MARKET          SHARE           SOLE SHARED NONE MANAGERS  SOLE  SHARED  NONE
                             CLASS   NUMBER   VALUE (000's)   AMOUNT (00)       (A)   (B)   ( C )          (A)    (B)    ( C )
Automatic Data Proc.	COM	053015103	22775		5750		SOLE	X
Adaptec Inc.		COM	00651f108	6550		7410		SOLE	X
AAR Corp.		COM	000361105	54764		36631		SOLE	X
Ampco Pittsburgh	COM	032037103	11433		8363		SOLE	X
Astec Industries Inc.	COM	046224101	33232		27018		SOLE	X
Blair Corp		COM	092828102	805		331		SOLE	X
Belden Inc.		COM	077459105	4759		2256		SOLE	X
Cummins Inc.		COM	231021106	2309		472		SOLE	X
CPI Corp.		COM	125902106	32069		15868		SOLE	X
Donnelley RR & Sons 	COM	257867101	35657		11826		SOLE	X
Dixie Group Inc		COM	255519100	312		406		SOLE	X
Eastman Kodak		COM	277461109	12147		4732		SOLE	X
Evans & Sutherland	COM	299096107	1881		4179		SOLE	X
Ethan Allen Interiors	COM	297602104	15323		3659		SOLE	X
Gardner Denver Inc.	COM	365558105	17802		7458		SOLE	X
Great Lakes Chemical	COM	390568103	34422		12660		SOLE	X
Corning Inc.		COM	219350105	533		511		SOLE	X
Japan Sm. Cap. Fund	COM	47109U104	16606		15235		SOLE	X
Lawson Products		COM	520776105	8642		2613		SOLE	X
Layne Christensen	COM	521050104	17196		14487		SOLE	X
Lesco Inc.		COM	526872106	2813		2165		SOLE	X
Learning Tree		COM	522015106	4632		2664		SOLE	X
Lufkin Industries	COM	549764108	550		191		SOLE	X
MBIA Inc		COM	55262C100	1371		231		SOLE	X
Martin Marietta Mtrls.	COM	573284106	25944		5523		SOLE	X
Maxwell Technologies	COM	577767106	17482		24622		SOLE	X
Myers Industries Inc.	COM	628464109	24698		20378		SOLE	X
Maytag Corp.		COM	578592107	25640		9207		SOLE	X
Newmont Mining		COM	651639106	6747		1388		SOLE	X
NS Group Inc.		COM	628916108	30177		31111		SOLE	X
Phelps Dodge Corp.	COM	717265102	21189		2785		SOLE	X
Parlex Corp.		COM	701630105	7896		9982		SOLE	X
Regal Beloit		COM	758750103	23373		10624		SOLE	X
Readers Digest 		COM	755267101	30229		20620		SOLE	X
Transocean Inc.		COM	G90078109	41915		17457		SOLE	X
Snap-On Inc		COM	833034101	22658		7028		SOLE	X
Sonoco Products		COM	835495102	32467		13187		SOLE	X
Spectrum Control	COM	847615101	461		579		SOLE	X
Toys R Us		COM	892335100	59392		46987		SOLE	X
Trinity Industries Inc.	COM	896522109	18581		6025		SOLE	X
Textron Inc.		COM	883203101	9757		1710		SOLE	X
X-Rite Inc.		COM	983857103	1149		1015		SOLE	X